Exhibit 99.1

KPMG LLP Suite 700 20 Pacifica Irvine, CA 92618-3391

Independent Accountants’ Agreed-Upon Procedures Report

Education Loan Finance, Inc. (the “Company”)

Citigroup Global Markets Inc. (the “Structuring Agent”)

BofA Securities, Inc.

(together, the “Specified Parties”)

Re: ELFI Graduate Loan Program 2026-A LLC – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “2026-A Loan Tape vf.xlsx” provided by the Company on September 8, 2026, containing information on 4,149 private education loans (the “Education Loans”) as of August 31, 2026 (the “Data File”), which we were informed are intended to be included as collateral in the offering by ELFI Graduate Loan Program 2026-A LLC. The Company is responsible for the specified attributes identified by the Company in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet the intended purpose of assisting the Specified Parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a user of this report and may not meet the needs of all users of this report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.

•	The term “reporting threshold” means that dollar amounts and percentages were within $1.00 and 0.01%, respectively.

•	The term “Sources” means the following information related to each Selected Education Loan (defined below), provided by the Company, were represented by the Company to be copies of the original documents or electronic records contained within the origination system or servicing system.

–	Electronic data file entitled “Loan Doc VOD or KPMG 2026A AUP degree query-updated with replacement.xlsx” detailing the school name and graduation date of the Selected Student Loans, which the Company represented was retrieved from the National Clearing House database by the Company (the “Degree Query File”).

–	Loan Detail Information TSX29 Screenshots provided by the Company and represented to be from the Company’s servicing system (the “Servicing System Screenshots”).

–	Scanned copies of Credit Score Exception Notice, DegreeVerify Certificate, Hard Pull File, Gross Income Calculation Document, Final Truth-In-Lending. We make no representation regarding the validity or accuracy of these documents or the execution of these documents by the borrower.

KPMG LLP, a Delaware limited liability partnership, and its subsidiaries are part of the KPMG global organization of independent member firms affiliated with KPMG International Limited, a private English company limited by guarantee.

•	The term “Instructions” means the instructions provided by the Company, pertaining to a procedure, attribute, or methodology, as described in the procedures below.

•	The term “Provided Information” means the Sources and Instructions.

The procedures we were instructed by the Company to perform are as follows:

A.	We randomly selected a sample of 150 Education Loans from the Data File (the “Selected Education Loans”) using a random sampling tool. A listing of the Selected Education Loans is attached hereto as Exhibit A. For purposes of this procedure, the Company did not inform us of the basis they used to determine the number of Education Loans we were instructed to randomly select from the Data File.

B.	For each Selected Education Loan, we compared the specified attributes in the Data File listed below to or using the corresponding information included in the Sources, utilizing the Instructions, as applicable. The Company indicated that the absence of any of the information in the Sources, or the inability to agree the indicated information from the Data File to the Sources for each of the attributes identified, utilizing the Instructions as applicable, constituted an exception. The Sources are listed in the order of priority.

Attribute	Sources / Instructions
Account Identification No.	Final Truth-In-Lending
Loan Type	Final Truth-In-Lending
Borrower State	Final Truth-In-Lending
Original Loan Balance	Final Truth-In-Lending
Current Interest Rate	Servicing System Screenshots– Loan Detail Information TSX29 Screen – “INT RTE” field
Current Loan Balance	Servicing System Screenshots – Loan Detail Information TSX29 Screen – “CUR PRIN” field
Repayment Begin Date	Servicing System Screenshots – Loan Detail Information TSX29 Screen – “REPAYMENT START” field
Repayment End Date	Servicing System Screenshots – Loan Detail Information TSX29 Screen – “EXP PAYOFF DATE” field
First Disbursement Date	Servicing System Screenshots– Loan Detail Information TSX29 Screen – “1st DISB DATE” field
Loan Status	Servicing System Screenshots – Loan Detail Information TSX29 Screen – “STATUS” field
Borrower Credit Score	Hard Pull File, Credit Score Exception Notice
Gross Income	Gross Income Calculation Document
School Name

Degree Query File, DegreeVerify Certificate

If multiple values of School Name appeared on the Degree Query File for the same Selected Education Loan, we were instructed by the Company to ultilize the value that agreed with the Data File.

Graduation Date

Degree Query File, DegreeVerify Certificate

If multiple values of Graduation Date appeared on the Degree Query File for the same Selected Education Loan, we were instructed by the Company to ultilize the value that agreed with the Data File.

We found such information to be in agreement without exception.

We were engaged by the Company to perform this agreed-upon procedures engagement. We conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the Education Loans, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Education Loans to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Education Loans being securitized, (iii) the compliance of the originator of the Education Loans with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Education Loans that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/ KPMG LLP

Irvine, California

September 18, 2026

Exhibit A - The Selected Education Loans

Selected Education Loan #	Education Loan Number*	Selected Education Loan #	Education Loan Number*	Selected Education Loan #	Education Loan Number*
1	2026A001	51	2026A051	101	2026A101
2	2026A002	52	2026A052	102	2026A102
3	2026A003	53	2026A053	103	2026A103
4	2026A004	54	2026A054	104	2026A104
5	2026A005	55	2026A055	105	2026A105
6	2026A006	56	2026A056	106	2026A106
7	2026A007	57	2026A057	107	2026A107
8	2026A008	58	2026A058	108	2026A108
9	2026A009	59	2026A059	109	2026A109
10	2026A010	60	2026A060	110	2026A110
11	2026A011	61	2026A061	111	2026A111
12	2026A012	62	2026A062	112	2026A112
13	2026A013	63	2026A063	113	2026A113
14	2026A014	64	2026A064	114	2026A114
15	2026A015	65	2026A065	115	2026A115
16	2026A016	66	2026A066	116	2026A116
17	2026A017	67	2026A067	117	2026A117
18	2026A018	68	2026A068	118	2026A118
19	2026A019	69	2026A069	119	2026A119
20	2026A020	70	2026A070	120	2026A120
21	2026A021	71	2026A071	121	2026A121
22	2026A022	72	2026A072	122	2026A122
23	2026A023	73	2026A073	123	2026A123
24	2026A024	74	2026A074	124	2026A124
25	2026A025	75	2026A075	125	2026A125
26	2026A026	76	2026A076	126	2026A126
27	2026A027	77	2026A077	127	2026A127
28	2026A028	78	2026A078	128	2026A128
29	2026A029	79	2026A079	129	2026A129
30	2026A030	80	2026A080	130	2026A130
31	2026A031	81	2026A081	131	2026A131
32	2026A032	82	2026A082	132	2026A132
33	2026A033	83	2026A083	133	2026A133
34	2026A034	84	2026A084	134	2026A134
35	2026A035	85	2026A085	135	2026A135
36	2026A036	86	2026A086	136	2026A136
37	2026A037	87	2026A087	137	2026A137
38	2026A038	88	2026A088	138	2026A138
39	2026A039	89	2026A089	139	2026A139
40	2026A040	90	2026A090	140	2026A140
41	2026A041	91	2026A091	141	2026A141
42	2026A042	92	2026A092	142	2026A142
43	2026A043	93	2026A093	143	2026A143
44	2026A044	94	2026A094	144	2026A144
45	2026A045	95	2026A095	145	2026A145
46	2026A046	96	2026A096	146	2026A146
47	2026A047	97	2026A097	147	2026A147
48	2026A048	98	2026A098	148	2026A148
49	2026A049	99	2026A099	149	2026A149
50	2026A050	100	2026A100	150	2026A150

* The Company has assigned a unique Education Loan Number to each Education Loan in the Data File. The Education Loan Numbers referred to in this Exhibit are not the Company’ actual Education Loan Numbers.